Equity and Redeemable Non-controlling Interests - Schedule of Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Balance at the beginning of the year		$ 459,862	$ 427,099
Settlement of performance participation allocation		0	102,348
Conversion to Class I shares		(1,144)
Repurchases			(620)
GAAP income (loss) allocation		(36,097)	(29,165)
Distributions		(24,900)	(24,960)
Fair value allocation		37,157	(14,840)	$ 21,698
Ending balance		434,878	459,862	427,099
Special Limited Partner
Class Of Stock [Line Items]
Balance at the beginning of the year	[1]	295,692	238,322
Settlement of performance participation allocation	[1]	0	102,348
Conversion to Class I shares	[1]	0
Repurchases	[1]		0
GAAP income (loss) allocation	[1]	(23,306)	(18,753)
Distributions	[1]	(16,065)	(16,065)
Fair value allocation	[1]	24,551	(10,160)
Ending balance	[1]	280,872	295,692	238,322
Third-party Operating Partnership Unitholders
Class Of Stock [Line Items]
Balance at the beginning of the year		164,170	188,777
Settlement of performance participation allocation		0	0
Conversion to Class I shares		(1,144)
Repurchases			(620)
GAAP income (loss) allocation		(12,791)	(10,412)
Distributions		(8,835)	(8,895)
Fair value allocation		12,606	(4,680)
Ending balance		$ 154,006	$ 164,170	$ 188,777

[1]	Includes units transferred to Barry S. Sternlicht, which are deemed to be beneficially owned by Mr. Sternlicht.